CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ (128,949)	$ (76,188)	$ 1,494,764	$ (831,479)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization (including impairments)	642,705	608,724	2,930,571	1,700,306
Impairment of assets included in restructuring charges			0	2,445
Loss (gain) on investments and sale of affiliate interests, net	248,602	(131,658)
Gain on sale of affiliate interests			0	(206)
Equity in net loss of affiliates	10,442	2,757	10,040	1,132
Gain on investments, net	252,576	(131,658)	(237,354)	(141,896)
Loss on derivative contracts, net	(168,352)	71,044	236,330	53,696
Loss on extinguishment of debt and write-off of deferred financing costs	4,705	0	600,240	127,649
Amortization of deferred financing costs and discounts (premiums) on indebtedness	16,950	1,812	31,046	27,799
Settlement loss related to pension plan	606	0	1,845	3,298
Share-based compensation expense	21,623	7,848	57,430	14,368
Deferred income taxes	(65,833)	(52,184)	(2,880,154)	(263,989)
Excess tax benefit on share-based awards			0	(31)
Provision for doubtful accounts	13,500	15,694	74,183	53,249
Change in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable, trade	25,207	34,707	(89,683)	(58,760)
Other receivables	(28,759)	0	(12,835)	9,413
Prepaid expenses and other assets	9,609	(10,113)	(7,426)	56,395
Amounts due from and due to affiliates	(1,465)	(131,564)	(34,326)	41,351
Accounts payable	11,297	147,999	73,888	(11,814)
Accrued liabilities	(224,787)	(253,707)	(241,701)	312,871
Deferred revenue	11,929	11,257	12,310	9,835
Liabilities related to interest rate swap contracts	31,922	(2,342)	(921)	78,823
Net cash provided by operating activities	430,952	244,086	2,018,247	1,184,455
Cash flows from investing activities:
Payment for acquisition, net of cash acquired	(28,940)	(43,608)	(46,703)	(8,988,774)
Net proceeds from sale of affiliate interests	(3,537)	0	0	13,825
Capital expenditures	(257,615)	(257,427)	(951,349)	(625,541)
Proceeds related to sale of equipment, including costs of disposal	965	596	9,743	5,885
Increase in other investments			(4,773)	(4,608)
Settlement of put-call options			(97,410)	0
Additions to other intangible assets	0	(183)	(1,707)	(106)
Net cash used in investing activities	(291,627)	(301,172)	(1,092,199)	(9,599,319)
Cash flows from financing activities:
Proceeds from credit facility debt	1,642,500	225,000	5,593,675	5,510,256
Repayment of credit facility debt	(610,663)	(183,288)	(4,411,581)	(9,133,543)
Proceeds from notes payable to affiliates and related parties			0	1,750,000
Issuance of senior notes	1,000,000	0	0	1,310,000
Proceeds from collateralized indebtedness	0	156,136	838,794	179,388
Repayment of collateralized indebtedness and related derivative contracts	0	(150,084)	(831,059)	(143,102)
Distributions to stockholders		(79,617)	(919,317)	(365,559)
Repayment of senior notes, including premiums and fees	(1,057,019)	0	(1,729,400)	0
Proceeds from notes payable	6,812	0	33,733	0
Excess tax benefit on share-based awards			0	31
Principal payments on capital lease obligations	(3,067)	(4,207)	(15,157)	(18,837)
Additions to deferred financing costs	(19,225)	(1,290)	(8,600)	(203,712)
Proceeds from IPO, net of fees			349,071	0
Contributions from stockholders			1,135	1,246,499
Distributions to noncontrolling interests, net			(335)	0
Other	(859)	0
Net cash provided by (used in) financing activities	958,479	42,267	(1,099,041)	131,421
Net decrease in cash and cash equivalents	1,097,804	(14,819)	(172,993)	(8,283,443)
Cash, cash equivalents and restricted cash at beginning of year	330,100	503,093	503,093	8,786,536
Cash, cash equivalents and restricted cash at end of year	$ 1,427,904	$ 488,274	$ 330,100	$ 503,093